Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Leasehold Improvements	$ 502,155		$ 502,155		$ 502,155
Depreciation expense	$ 37,785	$ 35,992	$ 75,441	$ 39,579	$ 113,777	$ 3,790